GENERAL (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2026	May 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Nature Of Operations [Line Items]
Net loss			$ 2,942	$ 2,316
Negative operating cash outflows			2,434	1,982
Working capital deficit	$ 9,538		9,538
Accumulated deficit	64,086		64,086		$ 61,289
Cash on hands	11,562		11,562
Proceed from shares issued			$ 0	$ 1,338
SEPA (“Standby Equity Purchase Agreement”) [Member]
Nature Of Operations [Line Items]
Proceed from shares issued	$ 15,000	$ 10,000